CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 556	$ 19,601	$ 20,300
Other comprehensive income (loss):
Foreign currency translation adjustments	11,589	476	(1,367)
Unrealized gains (losses) arising from marketable securities during the period, net of tax	146	41	(37)
Losses reclassified into earnings from marketable securities, net of tax	0	0	5
Other Comprehensive Income (Loss), Net of Tax	11,735	517	(1,399)
Total comprehensive income	12,291	20,118	18,901
Comprehensive income (loss) attributed to non-controlling interests	(149)	(38)	59
Comprehensive income (loss) attributed to redeemable non-controlling interest	43	(135)	1
Comprehensive income adjustment to redeemable non-controlling interest	350	443	224
Comprehensive income attributable to Sapiens' shareholders	$ 12,047	$ 19,848	$ 18,617